Risk management - Credit risk mitigation and credit quality - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ 30,300
Percentage of increase (decrease) in portfolio size	3.20%
Maximum exposure to credit risk	€ (961,863)	€ (931,552)
Rating class concentration increase or (decrease) percentage	76.80%	78.10%
Percentage for no covers	99.00%
Percentage of residential mortgage oustanding	39.40%	38.70%
Netherlands
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ 8,500
Maximum exposure to credit risk	(210,913)	€ (213,486)
Belgium
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	6,200
Maximum exposure to credit risk	(122,091)	(115,921)
Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(31,314)	(29,363)
Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(426,767)	(415,914)
Wholesale Banking | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(44,421)	(54,938)
Wholesale Banking | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(26,506)	(24,171)
Wholesale Banking | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(26,176)	(23,805)
Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(529,317)	(510,452)
Retail Banking | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(164,590)	(156,182)
Retail Banking | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(95,584)	(91,744)
Retail Banking | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(5,139)	(5,557)
Central Governments
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(56,497)	(52,621)
Central Governments | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,416)	(1,620)
Central Governments | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(11,009)	(9,046)
Central Governments | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(82)	(79)
Central Governments | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(48,389)	(45,316)
Central Governments | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(8,107)	(7,304)
Non-Bank Financial Institutions
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	8,800
Maximum exposure to credit risk	(66,719)	(57,889)
Non-Bank Financial Institutions | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,872)	(2,573)
Non-Bank Financial Institutions | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,766)	(1,457)
Non-Bank Financial Institutions | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(6,031)	(4,631)
Non-Bank Financial Institutions | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(64,217)	(55,313)
Non-Bank Financial Institutions | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,212)	(2,290)
Commercial Banks
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	5,200
Maximum exposure to credit risk	(51,240)	(46,040)
Commercial Banks | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,285)	(1,217)
Commercial Banks | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(314)	(404)
Commercial Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(5,268)	(5,070)
Commercial Banks | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(40,962)	(37,342)
Commercial Banks | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(6,662)	(6,183)
Central Banks
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(77,919)	(94,147)
Central Banks | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(22,529)	(31,017)
Central Banks | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(10,196)	(9,756)
Central Banks | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(5,737)	(4,853)
Central Banks | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(61,091)	(70,139)
Central Banks | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(15,044)	(21,740)
Natural Resources
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(41,899)	(42,394)
Natural Resources | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,197)	(2,623)
Natural Resources | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,531)	(1,346)
Natural Resources | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,503)	(2,511)
Natural Resources | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(39,974)	(40,511)
Natural Resources | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,925)	(1,883)
Utilities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(27,713)	(25,509)
Utilities | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,805)	(2,419)
Utilities | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(1,843)	(1,634)
Utilities | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(395)	(480)
Utilities | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(25,517)	(23,324)
Utilities | Retail Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(2,196)	(2,184)
Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(53,381)	(51,515)
Real Estate | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(16,749)	(16,907)
Real Estate | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(13,387)	(10,986)
Real Estate | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,446)	(3,563)
Real Estate | Wholesale Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(24,643)	(24,904)
Real Estate | Retail Banking
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	18,900
Maximum exposure to credit risk	(28,738)	(26,611)
Investment grade
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(750,822)	(715,602)
Investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(170,093)	(170,067)
Investment grade | Belgium
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	3,200
Maximum exposure to credit risk	(74,882)	(71,730)
Investment grade | Luxembourg
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	3,200
Maximum exposure to credit risk	€ (27,235)	€ (24,083)
Investment grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	83.70%	81.20%
Investment grade | Retail Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	73.30%	73.00%
Non-Investment grade
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (191,623)	€ (197,949)
Rating class concentration increase or (decrease) percentage	21.20%	19.90%
Non-Investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	€ (2,700)
Maximum exposure to credit risk	(37,689)	€ (40,399)
Non-Investment grade | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(43,059)	(40,236)
Non-Investment grade | Luxembourg
Disclosure of credit risk exposure [line items]
Increase (decrease) in portfolio size	(1,200)
Maximum exposure to credit risk	€ (3,858)	€ (5,013)
Non-Investment grade | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	14.60%	17.10%
Non-Investment grade | Retail Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	24.40%	24.90%
Non-performing loans
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (13,303)	€ (11,673)
Rating class concentration increase or (decrease) percentage	1.30%	1.40%
Non-performing loans | Netherlands
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (1,552)	€ (1,587)
Non-performing loans | Belgium
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	(3,071)	(3,156)
Non-performing loans | Luxembourg
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ (166)	€ (162)
Non-performing loans | Wholesale Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.00%	1.20%
Non-performing loans | Retail Banking
Disclosure of credit risk exposure [line items]
Rating class concentration increase or (decrease) percentage	1.50%
Investment grade and non-investment grade | Netherlands
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	98.50%	98.60%
Investment grade and non-investment grade | Belgium
Disclosure of credit risk exposure [line items]
Percentage of total outstandings	96.60%	96.60%
Netherlands | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	34.60%
Germany | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	27.50%
Belgium & Luxembourg | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	12.80%
Australia | Investment grade
Disclosure of credit risk exposure [line items]
Percentage of residential mortgage oustanding	10.80%